Reconciliations of Liabilities Arising from Financing Activities - Schedule of Reconciliations of Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	$ 302,375	$ 487,191
Addition	1,159,035
Disposal	(292,958)
Payment	(435,660)
Interest charges	32,750	9,501
Interest paid	(32,750)	(9,501)
Currency alignment	13,820
At end of year	746,612	302,375,000,000
Principal		(184,816)
Bank borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	48,175	72,164
Addition
Disposal	(38,502)
Payment	(9,673)
Interest charges		2,250
Interest paid		(2,250)
Currency alignment
At end of year		48,175,000,000
Principal		(23,989)
Lease liabilities [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	119,984	280,811
Addition	1,159,035
Disposal	(120,240)
Payment	(425,987)
Interest charges	32,750	7,251
Interest paid	(32,750)	(7,251)
Currency alignment	13,820
At end of year	746,612	119,984,000,000
Principal		(160,827)
Other borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	134,216	134,216
Addition
Disposal	(134,216)
Payment
Interest charges
Interest paid
Currency alignment
At end of year		134,216,000,000
Principal